Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Multi-Asset Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Multi-Asset Index Fund
Class Name	Fidelity® Multi-Asset Index Fund
Trading Symbol	FFNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 10,770,253,676
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$10,770,253,676
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 51.2 International Equity Funds 33.9 Bond Funds 14.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.2 International Equity Funds - 33.9 Bond Funds - 14.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity 500 Index Fund 41.2 Fidelity International Index Fund 23.9 Fidelity Extended Market Index Fund 10.0 Fidelity Emerging Markets Index Fund 10.0 Fidelity U.S. Bond Index Fund 7.0 Fidelity Long-Term Treasury Bond Index Fund 5.0 Fidelity International Bond Index Fund 2.9 100.0